Provisions (Table)	12 Months Ended
Dec. 31, 2020
23. Provisions
Provisions
			Undrawn contractually committed facilities and guarantees provided[a]		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		Customer redress		Sundry provisions	Total
	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2020	20	63	252	71	374	171	951
Additions	3	66	575	29	63	57	793
Amounts utilised	(4)	(54)	-	(16)	(162)	(53)	(289)
Unused amounts reversed	(13)	(26)	(28)	(10)	(45)	(46)	(168)
Exchange and other movements	-	(5)	(30)	(30)	(8)	(6)	(79)
As at 31 December 2020	6	44	769	44	222	123	1,208

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.